'98



NATIONWIDE(R) VARIABLE ACCOUNT - 9
DECEMBER 31, 1998



[THE BEST OF AMERICA LOGO] AMERICA'S FUTURE ANNUITY(SM)



ANNUAL REPORT


[NATIONWIDE LOGO]
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220



                         [JOSEPH J. GASPER PHOTOGRAPH]
                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-9.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.



                        /s/ Joseph J. Gasper, President
                        -------------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         6,808,423 shares (cost $41,583,538) ........................................   $   46,161,106
      American Century VP - American Century VP International (ACVPInt)
         6,855,908 shares (cost $51,855,024) ........................................       52,242,021
      American Century VP - American Century VP Value (ACVPValue)
         3,217,095 shares (cost $21,777,436) ........................................       21,651,051
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,248,565 shares (cost $35,462,984) ........................................       38,805,415
      Dreyfus Stock Index Fund (DryStkIx)
         9,577,288 shares (cost $279,024,199) .......................................      311,453,398
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         1,589,914 shares (cost $52,116,562) ........................................       57,411,798
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         7,742,140 shares (cost $188,934,420) .......................................      196,572,937
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         2,439,295 shares (cost $92,723,883) ........................................      109,329,206
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         8,982,394 shares (cost $109,103,276) .......................................      103,387,351
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         1,311,658 shares (cost $25,776,988) ........................................       26,272,515
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         5,268,891 shares (cost $110,700,033) .......................................      128,666,318
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         4,400,750 shares (cost $88,712,986) ........................................      100,601,146
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         533,017 shares (cost $4,220,740) ...........................................        3,251,406
      Nationwide SAT - Balanced Fund (NSATBal)
         3,702,529 shares (cost $38,838,888) ........................................       39,172,762
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         7,353,398 shares (cost $180,569,944) .......................................      195,526,840
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,115,255 shares (cost $11,913,630) ........................................       12,791,978
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         1,278,862 shares (cost $14,086,471) ........................................       15,026,629
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         11,611,591 shares (cost $135,670,425) ......................................      135,739,496
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         2,988,003 shares (cost $30,639,154) ........................................       29,999,551
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         190,044,189 shares (cost $190,044,189) .....................................      190,044,189

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         3,559,456 shares (cost $35,711,253) ..................................       34,953,863
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         663,376 shares (cost $6,840,714) .....................................        7,244,064
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         3,132,624 shares (cost $29,764,563) ..................................       29,728,605
      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,686,535 shares (cost $42,607,479) ..................................       43,011,428
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         746,793 shares (cost $7,919,572) .....................................        8,737,474
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,344,546 shares (cost $13,728,595) ..................................       13,606,806
      Nationwide SAT - Total Return Fund (NSATTotRe)
         15,536,927 shares (cost $281,022,843) ................................      285,879,460
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,338,020 shares (cost $31,751,426) ..................................       32,358,203
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,748,395 shares (cost $23,894,825) ..................................       28,358,964
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         5,754,650 shares (cost $111,859,485) .................................      108,935,530
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         610,901 shares (cost $25,670,049) ....................................       27,386,693
      Oppenheimer VAF - Growth Fund (OppGro)
         1,127,365 shares (cost $37,003,995) ..................................       41,340,470
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         2,521,659 shares (cost $51,774,563) ..................................       51,643,569
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         664,975 shares (cost $5,629,404) .....................................        4,734,621
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         222,585 shares (cost $2,130,378) .....................................        2,047,778
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,308,962 shares (cost $19,243,692) ..................................       18,011,317
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,140,740 shares (cost $12,673,239) ..................................       13,095,697
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         1,439,870 shares (cost $16,523,314) ..................................       15,824,169
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         552,506 shares (cost $6,237,564) .....................................        6,508,526
                                                                                  --------------
            Total investments .................................................    2,587,514,350
   Accounts receivable ........................................................        1,282,585
                                                                                  --------------
            Total assets ......................................................    2,588,796,935
ACCOUNTS PAYABLE ..............................................................               --
                                                                                  --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................   $2,588,796,935
                                                                                  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                                 TOTAL                                ACVPIncGr
                                                   ----------------------------------    ----------------------------------
                                                         1998               1997               1998               1997
                                                   ---------------    ---------------    ---------------    ---------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $    20,037,926            184,101            220,567                 --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (6,687,096)           (26,321)          (104,919)              (119)
    Asset fee @ 1.00% rate .....................        (4,480,001)           (13,431)           (64,746)               (83)
    Asset fee @ 1.05% rate .....................        (1,009,646)            (4,753)           (13,006)               (29)
    Asset fee @ 1.10% rate .....................              (909)                --                (46)                --
    Asset fee @ 1.15% rate .....................              (244)                --                (14)                --
    Asset fee @ 1.20% rate .....................            (1,510)                --                (19)                --
    Asset fee @ 1.25% rate .....................              (131)                --                 --                 --
    Asset fee @ 1.30% rate .....................               (50)                --                 --                 --
    Asset fee @ 1.35% rate .....................               (37)                --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
  Net investment activity ......................         7,858,302            139,596             37,817               (231)
                                                   ---------------    ---------------    ---------------    ---------------

 Proceeds from mutual fund shares sold .........       147,138,081          1,928,035            299,469              3,255
 Cost of mutual fund shares sold ...............      (151,277,931)        (1,932,025)          (260,801)            (3,092)
                                                   ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ..........        (4,139,850)            (3,990)            38,668                163
 Change in unrealized gain (loss) on investments       121,513,304            259,323          4,570,573              6,996
                                                   ---------------    ---------------    ---------------    ---------------
  Net gain (loss) on investments ...............       117,373,454            255,333          4,609,241              7,159
                                                   ---------------    ---------------    ---------------    ---------------
 Reinvested capital gains ......................        27,066,537            478,503              9,256                 --
                                                   ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       152,298,293            873,432          4,656,314              6,928
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     2,421,579,829         81,649,336         34,231,141            389,541
 Transfers between funds .......................                --                 --          7,880,597             61,740
 Redemptions ...................................       (66,628,531)          (339,129)        (1,021,174)              (635)
 Contingent deferred sales charges (note 2) ....          (676,512)              (409)            (7,094)                --
 Adjustments to maintain reserves ..............            38,184              2,442            (27,089)                 5
                                                   ---------------    ---------------    ---------------    ---------------
    Net equity transactions ....................     2,354,312,970         81,312,240         41,056,381            450,651
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     2,506,611,263         82,185,672         45,712,695            457,579
Contract owners' equity beginning of period ....        82,185,672                 --            457,579                 --
                                                   ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..........   $ 2,588,796,935         82,185,672         46,170,274            457,579
                                                   ===============    ===============    ===============    ===============


                                                                ACVPInt                               ACVPValue
                                                   ----------------------------------    ----------------------------------
                                                         1998               1997               1998               1997
                                                   ---------------    ---------------    ---------------    ---------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................            26,394                 --             28,096                 --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................          (135,323)              (169)           (68,970)              (235)
    Asset fee @ 1.00% rate .....................           (74,971)               (58)           (44,443)              (348)
    Asset fee @ 1.05% rate .....................           (14,635)               (20)            (8,106)               (55)
    Asset fee @ 1.10% rate .....................                (9)                --                 (4)                --
    Asset fee @ 1.15% rate .....................                (9)                --                 --                 --
    Asset fee @ 1.20% rate .....................                (2)                --                (24)                --
    Asset fee @ 1.25% rate .....................                --                 --                 (2)                --
    Asset fee @ 1.30% rate .....................                --                 --                 --                 --
    Asset fee @ 1.35% rate .....................                (4)                --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
  Net investment activity ......................          (198,559)              (247)           (93,453)              (638)
                                                   ---------------    ---------------    ---------------    ---------------

 Proceeds from mutual fund shares sold .........         2,580,905                 --          1,595,103                 --
 Cost of mutual fund shares sold ...............        (2,610,970)                --         (1,678,560)                --
                                                   ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ..........           (30,065)                --            (83,457)                --
 Change in unrealized gain (loss) on investments           379,163              7,835           (147,770)            21,385
                                                   ---------------    ---------------    ---------------    ---------------
  Net gain (loss) on investments ...............           349,098              7,835           (231,227)            21,385
                                                   ---------------    ---------------    ---------------    ---------------
 Reinvested capital gains ......................           270,951                 --            335,441                 --
                                                   ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........           421,490              7,588             10,761             20,747
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................        39,680,086            451,373         19,091,612            929,382
 Transfers between funds .......................        12,597,519             90,951          1,715,026            410,117
 Redemptions ...................................        (1,031,134)               (18)          (518,275)              (856)
 Contingent deferred sales charges (note 2) ....            (7,206)                --             (7,315)                --
 Adjustments to maintain reserves ..............            31,510                  4               (218)                 8
                                                   ---------------    ---------------    ---------------    ---------------
    Net equity transactions ....................        51,270,775            542,310         20,280,830          1,338,651
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        51,692,265            549,898         20,291,591          1,359,398
Contract owners' equity beginning of period ....           549,898                 --          1,359,398                 --
                                                   ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..........        52,242,163            549,898         21,650,989          1,359,398
                                                   ===============    ===============    ===============    ===============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             DrySRGro                       DryStkix
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     60,373           2,537       2,203,648          19,230
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (87,632)           (245)       (736,785)         (1,875)
    Asset fee @ 1.00% rate .....................        (63,281)           (157)       (495,327)           (946)
    Asset fee @ 1.05% rate .....................        (13,367)            (30)       (102,440)           (152)
    Asset fee @ 1.10% rate .....................            (51)             --            (137)             --
    Asset fee @ 1.15% rate .....................            (15)             --             (51)             --
    Asset fee @ 1.20% rate .....................            (13)             --            (305)             --
    Asset fee @ 1.25% rate .....................            (15)             --             (30)             --
    Asset fee @ 1.30% rate .....................             (6)             --              (2)             --
    Asset fee @ 1.35% rate .....................             --              --              (5)             --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (104,007)          2,105         868,566          16,257
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        777,497              --       3,532,880          53,202
 Cost of mutual fund shares sold ...............       (725,553)             --      (3,554,666)        (55,328)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........         51,944              --         (21,786)         (2,126)
 Change in unrealized gain (loss) on investments      3,346,139          (3,707)     32,439,748         (10,549)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      3,398,083          (3,707)     32,417,962         (12,675)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................      1,392,227          20,741         435,046          83,330
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,686,303          19,139      33,721,574          86,912
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     29,765,433         806,446     242,868,858       5,885,293
 Transfers between funds .......................      4,305,104          32,713      34,854,129         151,175
 Redemptions ...................................       (803,449)         (1,570)     (6,057,535)         (3,783)
 Contingent deferred sales charges (note 2) ....         (4,582)             --         (83,383)             --
 Adjustments to maintain reserves ..............             66              (4)         30,385           1,038
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     33,262,572         837,585     271,612,454       6,033,723
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     37,948,875         856,724     305,334,028       6,120,635
Contract owners' equity beginning of period ....        856,724              --       6,120,635              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 38,805,599         856,724     311,454,663       6,120,635
                                                   ============    ============    ============    ============


                                                            DryCapAp                        FidVIPEIS
                                                   ---------------------------    -----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        296,317           4,948         217,564              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (111,207)           (267)       (505,712)         (1,422)
    Asset fee @ 1.00% rate .....................        (62,252)           (133)       (395,500)           (815)
    Asset fee @ 1.05% rate .....................        (17,737)            (30)        (90,638)           (339)
    Asset fee @ 1.10% rate .....................            (62)             --             (58)             --
    Asset fee @ 1.15% rate .....................            (27)             --              (7)             --
    Asset fee @ 1.20% rate .....................            (19)             --             (41)             --
    Asset fee @ 1.25% rate .....................             --              --             (22)             --
    Asset fee @ 1.30% rate .....................             (4)             --             (14)             --
    Asset fee @ 1.35% rate .....................             (4)             --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................        105,005           4,518        (774,428)         (2,576)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        692,754              --         628,613          72,868
 Cost of mutual fund shares sold ...............       (632,372)             --        (599,673)        (74,460)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........         60,382              --          28,940          (1,592)
 Change in unrealized gain (loss) on investments      5,296,793          (1,557)      7,558,663          79,853
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      5,357,175          (1,557)      7,587,603          78,261
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................          1,464             414         774,271              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      5,463,644           3,375       7,587,446          75,685
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     37,281,447         894,637     175,676,909       4,978,409
 Transfers between funds .......................     14,756,161          34,011      13,491,409         268,956
 Redemptions ...................................       (999,653)             --      (5,441,684)         (7,395)
 Contingent deferred sales charges (note 2) ....        (11,014)             --         (54,879)             --
 Adjustments to maintain reserves ..............        (10,617)             (1)         (2,947)          1,150
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     51,016,324         928,647     183,668,808       5,241,120
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     56,479,968         932,022     191,256,254       5,316,805
Contract owners' equity beginning of period ....        932,022              --       5,316,805              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     57,411,990         932,022     196,573,059       5,316,805
                                                   ============    ============    ============    ============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                              FidVIPGrS                         FidVIPHIS
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      27,645               --          609,157               --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (212,170)            (572)        (294,475)          (1,047)
    Asset fee @ 1.00% rate .....................        (166,839)            (312)        (193,581)            (382)
    Asset fee @ 1.05% rate .....................         (35,112)             (72)         (58,296)            (139)
    Asset fee @ 1.10% rate .....................             (51)              --              (22)              --
    Asset fee @ 1.15% rate .....................             (10)              --               (5)              --
    Asset fee @ 1.20% rate .....................             (99)              --              (16)              --
    Asset fee @ 1.25% rate .....................              (6)              --               --               --
    Asset fee @ 1.30% rate .....................              (1)              --               --               --
    Asset fee @ 1.35% rate .....................              --               --               (4)              --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................        (386,643)            (956)          62,758           (1,568)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       1,691,790           24,231        5,911,230               --
 Cost of mutual fund shares sold ...............      (1,783,855)         (24,000)      (7,053,926)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........         (92,065)             231       (1,142,696)              --
 Change in unrealized gain (loss) on investments      16,582,085           23,237       (5,732,014)          16,089
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............      16,490,020           23,468       (6,874,710)          16,089
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         723,135               --          387,069               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      16,826,512           22,512       (6,424,883)          14,521
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      71,107,684        1,981,907      106,687,268        2,761,595
 Transfers between funds .......................      21,283,689            1,697        3,713,555          132,705
 Redemptions ...................................      (1,868,105)            (577)      (3,477,421)            (954)
 Contingent deferred sales charges (note 2) ....         (25,533)              --          (19,045)              --
 Adjustments to maintain reserves ..............             198             (111)            (220)              (1)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      90,497,933        1,982,916      106,904,137        2,893,345
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     107,324,445        2,005,428      100,479,254        2,907,866
Contract owners' equity beginning of period ....       2,005,428               --        2,907,866               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 109,329,873        2,005,428      103,387,120        2,907,866
                                                   =============    =============    =============    =============


                                                              FidVIPOvS                      FidVIPConS
                                                   ------------------------------    ------------------------------
                                                       1998              1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................          39,473               --           56,795               --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (70,614)            (303)        (299,506)          (1,607)
    Asset fee @ 1.00% rate .....................         (42,096)             (95)        (193,026)            (564)
    Asset fee @ 1.05% rate .....................         (13,142)             (40)         (37,910)            (160)
    Asset fee @ 1.10% rate .....................              --               --              (67)              --
    Asset fee @ 1.15% rate .....................              (2)              --              (15)              --
    Asset fee @ 1.20% rate .....................             (32)              --             (115)              --
    Asset fee @ 1.25% rate .....................              --               --               --               --
    Asset fee @ 1.30% rate .....................              --               --               (2)              --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................         (86,413)            (438)        (473,846)          (2,331)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       4,459,537            5,931          389,637               --
 Cost of mutual fund shares sold ...............      (4,576,878)          (5,843)        (408,471)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........        (117,341)              88          (18,834)              --
 Change in unrealized gain (loss) on investments         489,713            5,814       17,909,633           56,652
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         372,372            5,902       17,890,799           56,652
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         116,340               --          417,852               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         402,299            5,464       17,834,805           54,321
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      21,535,431          757,896       95,817,883        3,573,555
 Transfers between funds .......................       3,800,935          157,648       13,757,369           83,693
 Redemptions ...................................        (383,762)              --       (2,362,374)             (70)
 Contingent deferred sales charges (note 2) ....          (3,534)              --          (32,976)              --
 Adjustments to maintain reserves ..............             163               (2)         (59,196)               7
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      24,949,233          915,542      107,120,706        3,657,185
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      25,351,532          921,006      124,955,511        3,711,506
Contract owners' equity beginning of period ....         921,006               --        3,711,506               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........      26,272,538          921,006      128,667,017        3,711,506
                                                   =============    =============    =============    =============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
 Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             FidVIPGrOpS                         MSEmMkt
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      67,013               --          387,439            3,740
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (225,407)            (596)         (13,756)             (54)
    Asset fee @ 1.00% rate .....................        (198,453)            (418)          (5,701)             (40)
    Asset fee @ 1.05% rate .....................         (34,785)            (123)          (1,939)             (16)
    Asset fee @ 1.10% rate .....................             (23)              --               --               --
    Asset fee @ 1.15% rate .....................              --               --               --               --
    Asset fee @ 1.20% rate .....................              (7)              --               (8)              --
    Asset fee @ 1.25% rate .....................              --               --               (1)              --
    Asset fee @ 1.30% rate .....................              --               --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................        (391,662)          (1,137)         366,034            3,630
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........         312,351                3        1,077,168              810
 Cost of mutual fund shares sold ...............        (318,329)              (3)      (1,547,782)            (823)
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........          (5,978)              --         (470,614)             (13)
 Change in unrealized gain (loss) on investments      11,843,161           44,999         (967,487)          (1,847)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............      11,837,183           44,999       (1,438,101)          (1,860)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         232,948               --               --            1,623
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      11,678,469           43,862       (1,072,067)           3,393
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      79,527,836        2,201,875        3,872,593          185,958
 Transfers between funds .......................       8,581,600          332,841          313,112            6,858
 Redemptions ...................................      (1,722,323)            (304)         (58,191)              --
 Contingent deferred sales charges (note 2) ....         (20,999)              --             (253)              --
 Adjustments to maintain reserves ..............         (21,308)              (4)             (62)              (1)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      86,344,806        2,534,408        4,127,199          192,815
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      98,023,275        2,578,270        3,055,132          196,208
Contract owners' equity beginning of period ....       2,578,270               --          196,208               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 100,601,545        2,578,270        3,251,340          196,208
                                                   =============    =============    =============    =============


                                                              NSATBal                          NSATCapAp
                                                   ------------------------------    ------------------------------
                                                        1998            1997             1998              1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         683,468            3,951          750,851            5,462
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (90,403)            (195)        (465,341)            (739)
    Asset fee @ 1.00% rate .....................         (70,281)            (154)        (270,821)            (447)
    Asset fee @ 1.05% rate .....................         (15,676)            (110)         (52,969)            (244)
    Asset fee @ 1.10% rate .....................             (11)              --              (81)              --
    Asset fee @ 1.15% rate .....................              (7)              --              (20)              --
    Asset fee @ 1.20% rate .....................              (9)              --              (17)              --
    Asset fee @ 1.25% rate .....................              --               --               --               --
    Asset fee @ 1.30% rate .....................              (1)              --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................         507,080            3,492          (38,398)           4,032
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........         181,876               --        2,717,344               --
 Cost of mutual fund shares sold ...............        (178,647)              --       (2,728,836)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........           3,229               --          (11,492)              --
 Change in unrealized gain (loss) on investments         328,826            5,048       14,966,388           (9,492)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         332,055            5,048       14,954,896           (9,492)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         115,971               --        5,341,096           52,894
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         955,106            8,540       20,257,594           47,434
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      33,253,731          818,465      150,374,491        2,528,751
 Transfers between funds .......................       4,913,679           65,644       25,963,419           88,972
 Redemptions ...................................        (833,930)             (90)      (3,752,392)          (3,756)
 Contingent deferred sales charges (note 2) ....          (8,225)              --          (30,248)              --
 Adjustments to maintain reserves ..............             177              (26)          53,212                4
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      37,325,432          883,993      172,608,482        2,613,971
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      38,280,538          892,533      192,866,076        2,661,405
Contract owners' equity beginning of period ....         892,533               --        2,661,405               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........      39,173,071          892,533      195,527,481        2,661,405
                                                   =============    =============    =============    =============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             NSATEqinc                      NSATGlobEq
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     75,504             989         141,975             871
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (34,439)           (265)        (39,570)           (165)
    Asset fee @ 1.00% rate .....................        (27,139)           (116)        (28,746)           (116)
    Asset fee @ 1.05% rate .....................         (5,129)            (30)         (8,199)            (45)
    Asset fee @ 1.10% rate .....................             --              --              (5)             --
    Asset fee @ 1.15% rate .....................             (1)             --              --              --
    Asset fee @ 1.20% rate .....................            (18)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (2)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................          8,778             578          65,453             545
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        376,534               2         685,356              --
 Cost of mutual fund shares sold ...............       (366,898)             (3)       (668,251)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........          9,636              (1)         17,105              --
 Change in unrealized gain (loss) on investments        869,248           9,100         936,891           3,267
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        878,884           9,099         953,996           3,267
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        137,183              --          98,132              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      1,024,845           9,677       1,117,581           3,812
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     10,836,292         524,315      12,466,313         505,387
 Transfers between funds .......................        736,897          58,870       1,290,714           4,389
 Redemptions ...................................       (392,814)           (135)       (359,325)             --
 Contingent deferred sales charges (note 2) ....         (5,629)             --          (2,129)             --
 Adjustments to maintain reserves ..............           (359)             14              35            (105)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     11,174,387         583,064      13,395,608         509,671
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     12,199,232         592,741      14,513,189         513,483
Contract owners' equity beginning of period ....        592,741              --         513,483              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 12,791,973         592,741      15,026,672         513,483
                                                   ============    ============    ============    ============


                                                            NSATGvtBd                       NSATHIncBd
                                                   ----------------------------    ----------------------------
                                                       1998            1997           1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      4,068,221          46,514       1,175,418           9,587
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (325,601)         (1,060)        (70,627)           (359)
    Asset fee @ 1.00% rate .....................       (228,102)           (369)        (51,930)           (153)
    Asset fee @ 1.05% rate .....................        (64,068)           (301)        (17,784)           (125)
    Asset fee @ 1.10% rate .....................            (51)             --              --              --
    Asset fee @ 1.15% rate .....................            (13)             --              --              --
    Asset fee @ 1.20% rate .....................            (11)             --             (14)             --
    Asset fee @ 1.25% rate .....................            (14)             --              (1)             --
    Asset fee @ 1.30% rate .....................             (1)             --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................      3,450,360          44,784       1,035,062           8,950
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      6,875,359          24,775       1,434,798             663
 Cost of mutual fund shares sold ...............     (6,712,656)        (24,775)     (1,454,954)           (653)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        162,703              --         (20,156)             10
 Change in unrealized gain (loss) on investments         96,330         (27,259)       (637,940)         (1,663)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        259,033         (27,259)       (658,096)         (1,653)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        644,842              --              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,354,235          17,525         376,966           7,297
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................    135,535,861       3,147,571      26,481,762         762,946
 Transfers between funds .......................     (2,966,402)          4,912       2,932,999         144,381
 Redemptions ...................................     (4,331,237)             --        (701,614)           (643)
 Contingent deferred sales charges (note 2) ....        (23,933)             --          (4,542)             --
 Adjustments to maintain reserves ..............          1,128               1             (12)             --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................    128,215,417       3,152,484      28,708,593         906,684
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    132,569,652       3,170,009      29,085,559         913,981
Contract owners' equity beginning of period ....      3,170,009              --         913,981              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........    135,739,661       3,170,009      29,999,540         913,981
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997



                                                              NSATMyMkt                        NSATSecBd
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $   5,541,671           35,527        1,155,410            5,220
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (597,802)          (4,055)         (95,878)            (353)
    Asset fee @ 1.00% rate .....................        (367,633)          (1,841)         (61,058)            (186)
    Asset fee @ 1.05% rate .....................        (112,880)          (1,142)         (20,762)             (71)
    Asset fee @ 1.10% rate .....................             (56)              --               (2)              --
    Asset fee @ 1.15% rate .....................              (1)              --               --               --
    Asset fee @ 1.20% rate .....................            (530)              --              (20)              --
    Asset fee @ 1.25% rate .....................              --               --               (1)              --
    Asset fee @ 1.30% rate .....................              --               --               (1)              --
    Asset fee @ 1.35% rate .....................             (16)              --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................       4,462,753           28,489          977,688            4,610
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........      74,592,150          772,983          474,327                3
 Cost of mutual fund shares sold ...............     (74,592,150)        (772,983)        (482,830)              (3)
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........              --               --           (8,503)              --
 Change in unrealized gain (loss) on investments              --               --         (757,239)            (151)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............              --               --         (765,742)            (151)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................              --               --           31,361               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       4,462,753           28,489          243,307            4,459
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     406,622,866       16,698,066       29,533,663          862,594
 Transfers between funds .......................    (219,515,750)      (3,252,991)       4,903,909          174,229
 Redemptions ...................................     (13,347,779)        (289,851)        (761,323)              --
 Contingent deferred sales charges (note 2) ....        (133,217)            (409)          (7,092)              --
 Adjustments to maintain reserves ..............          36,549            2,636               78               14
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................     173,662,669       13,157,451       33,669,235        1,036,837
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     178,125,422       13,185,940       33,912,542        1,041,296
Contract owners' equity beginning of period ....      13,185,940               --        1,041,296               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 191,311,362       13,185,940       34,953,838        1,041,296
                                                   =============    =============    =============    =============


                                                             NSATMidCap                       NSATSmCapV
                                                   ------------------------------    ------------------------------
                                                        1998            1997             1998              1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................          40,624              535               --              590
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (20,251)             (37)         (83,736)            (376)
    Asset fee @ 1.00% rate .....................         (14,445)             (62)         (45,868)            (190)
    Asset fee @ 1.05% rate .....................          (4,536)             (22)          (9,629)             (37)
    Asset fee @ 1.10% rate .....................              (9)              --               (7)              --
    Asset fee @ 1.15% rate .....................              --               --               (4)              --
    Asset fee @ 1.20% rate .....................              --               --              (35)              --
    Asset fee @ 1.25% rate .....................              --               --               (2)              --
    Asset fee @ 1.30% rate .....................              --               --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................           1,383              414         (139,281)             (13)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       1,063,903               --        2,135,282               --
 Cost of mutual fund shares sold ...............      (1,093,420)              --       (2,330,458)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........         (29,517)              --         (195,176)              --
 Change in unrealized gain (loss) on investments         397,911            5,439          (40,635)           4,678
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         368,394            5,439         (235,811)           4,678
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................              --               --               --            4,611
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         369,777            5,853         (375,092)           9,276
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................       6,187,234          205,427       24,448,985        1,082,589
 Transfers between funds .......................         558,871           20,348        5,269,520           65,401
 Redemptions ...................................         (98,756)          (2,559)        (761,878)              --
 Contingent deferred sales charges (note 2) ....          (2,133)              --          (10,195)              --
 Adjustments to maintain reserves ..............               6               (7)              49             (112)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................       6,645,222          223,209       28,946,481        1,147,878
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       7,014,999          229,062       28,571,389        1,157,154
Contract owners' equity beginning of period ....         229,062               --        1,157,154               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........       7,244,061          229,062       29,728,543        1,157,154
                                                   =============    =============    =============    =============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             NSATSmCo                      NSATStrGro
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $         --              --              --             301
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (117,084)           (473)        (27,226)            (83)
    Asset fee @ 1.00% rate .....................        (81,828)           (380)        (13,699)            (44)
    Asset fee @ 1.05% rate .....................        (15,866)            (83)         (3,029)            (23)
    Asset fee @ 1.10% rate .....................             (7)             --             (12)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              --              --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              (1)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (214,785)           (936)        (43,967)            151
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,735,242              --         487,613               1
 Cost of mutual fund shares sold ...............     (1,907,541)             --        (466,818)             (1)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (172,299)             --          20,795              --
 Change in unrealized gain (loss) on investments        424,838         (20,889)        809,463           8,439
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        252,539         (20,889)        830,258           8,439
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --          39,296              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         37,754          17,471         786,291           8,590
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     35,742,935       1,396,707       7,304,155         310,341
 Transfers between funds .......................      6,599,455         144,223         441,689           7,111
 Redemptions ...................................       (919,776)            (19)       (118,200)             --
 Contingent deferred sales charges (note 2) ....         (7,264)             --          (2,477)             --
 Adjustments to maintain reserves ..............              6             (67)            (24)             --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     41,415,356       1,540,844       7,625,143         317,452
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     41,453,110       1,558,315       8,411,434         326,042
Contract owners' equity beginning of period ....      1,558,315              --         326,042              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 43,011,425       1,558,315       8,737,476         326,042
                                                   ============    ============    ============    ============


                                                            NSATStrVal                      NSATTotRe
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         63,791             542       1,708,752          15,396
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (41,771)           (125)       (790,615)         (2,108)
    Asset fee @ 1.00% rate .....................        (23,731)            (66)       (504,264)           (945)
    Asset fee @ 1.05% rate .....................         (7,171)            (31)        (88,737)           (369)
    Asset fee @ 1.10% rate .....................             (1)             --             (65)             --
    Asset fee @ 1.15% rate .....................             --              --             (29)             --
    Asset fee @ 1.20% rate .....................             (9)             --             (28)             --
    Asset fee @ 1.25% rate .....................             --              --              (9)             --
    Asset fee @ 1.30% rate .....................             --              --              (8)             --
    Asset fee @ 1.35% rate .....................             --              --              (4)             --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................         (8,892)            320         324,993          11,974
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,450,301              --         467,344              --
 Cost of mutual fund shares sold ...............     (1,513,062)             --        (439,529)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        (62,761)             --          27,815              --
 Change in unrealized gain (loss) on investments       (125,831)          4,042       4,936,630         (80,013)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............       (188,592)          4,042       4,964,445         (80,013)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --              --      11,040,291         175,028
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       (197,484)          4,362      16,329,729         106,989
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     12,996,713         364,129     262,212,521       5,708,934
 Transfers between funds .......................        616,493         114,972       8,063,395         247,938
 Redemptions ...................................       (291,210)             --      (6,698,439)         (5,049)
 Contingent deferred sales charges (note 2) ....         (1,123)             --         (83,262)             --
 Adjustments to maintain reserves ..............           (115)             --            (796)           (666)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     13,320,758         479,101     263,493,419       5,951,157
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     13,123,274         483,463     279,823,148       6,058,146
Contract owners' equity beginning of period ....        483,463              --       6,058,146              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     13,606,737         483,463     285,881,294       6,058,146
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                            NBAMTGuard                     NBAMTMCGr
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      1,976              --           2,804              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (72,339)           (110)        (60,842)           (183)
    Asset fee @ 1.00% rate .....................        (65,593)           (158)        (55,230)           (427)
    Asset fee @ 1.05% rate .....................        (12,071)            (54)        (11,986)            (92)
    Asset fee @ 1.10% rate .....................            (10)             --              (1)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              (4)             --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (148,037)           (322)       (125,259)           (702)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      3,798,426              34       2,635,124               2
 Cost of mutual fund shares sold ...............     (3,492,087)            (32)     (2,223,804)             (2)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        306,339               2         411,320              --
 Change in unrealized gain (loss) on investments        594,984          11,793       4,390,487          73,651
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        901,323          11,795       4,801,807          73,651
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --              --          19,626              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........        753,286          11,473       4,696,174          72,949
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     24,467,744         399,649      18,933,486       1,023,027
 Transfers between funds .......................      7,388,132          51,821       3,753,367         488,359
 Redemptions ...................................       (704,350)             --        (610,060)         (3,016)
 Contingent deferred sales charges (note 2) ....         (8,663)             --          (5,247)             --
 Adjustments to maintain reserves ..............            (16)           (876)         10,095               3
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     31,142,847         450,594      22,081,641       1,508,373
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     31,896,133         462,067      26,777,815       1,581,322
Contract owners' equity beginning of period ....        462,067              --       1,581,322              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 32,358,200         462,067      28,359,137       1,581,322
                                                   ============    ============    ============    ============


                                                             NBAMTPart                      OppAggGro
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        110,164              --           9,456              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (403,079)         (5,247)        (66,368)           (275)
    Asset fee @ 1.00% rate .....................       (264,681)         (1,929)        (43,278)           (120)
    Asset fee @ 1.05% rate .....................        (43,176)           (298)         (9,592)            (83)
    Asset fee @ 1.10% rate .....................            (16)             --              (7)             --
    Asset fee @ 1.15% rate .....................             (3)             --              (2)             --
    Asset fee @ 1.20% rate .....................            (17)             --             (26)             --
    Asset fee @ 1.25% rate .....................             (3)             --              (5)             --
    Asset fee @ 1.30% rate .....................             --              --              (4)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (600,811)         (7,474)       (109,826)           (478)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........     11,129,126           8,557       1,420,396           1,564
 Cost of mutual fund shares sold ...............    (12,460,209)         (8,600)     (1,460,125)         (1,616)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........     (1,331,083)            (43)        (39,729)            (52)
 Change in unrealized gain (loss) on investments     (3,000,603)         76,648       1,711,620           5,023
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (4,331,686)         76,605       1,671,891           4,971
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................      3,470,168              --          97,107              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,462,329)         69,131       1,659,172           4,493
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................    107,647,557      12,820,732      21,395,189         690,779
 Transfers between funds .......................     (8,050,973)        483,875       4,014,156          25,316
 Redemptions ...................................     (2,536,518)        (12,173)       (398,429)           (192)
 Contingent deferred sales charges (note 2) ....        (22,496)             --          (3,886)             --
 Adjustments to maintain reserves ..............         (1,292)             21              66              45
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     97,036,278      13,292,455      25,007,096         715,948
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     95,573,949      13,361,586      26,666,268         720,441
Contract owners' equity beginning of period ....     13,361,586              --         720,441              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........    108,935,535      13,361,586      27,386,709         720,441
                                                   ============    ============    ============    ============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             OppGro                          OppGrInc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     37,971              --          15,499           1,975
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (97,646)           (182)       (118,139)           (341)
    Asset fee @ 1.00% rate .....................        (61,251)           (193)        (87,278)           (204)
    Asset fee @ 1.05% rate .....................        (15,113)            (94)        (21,510)           (129)
    Asset fee @ 1.10% rate .....................             (5)             --             (18)             --
    Asset fee @ 1.15% rate .....................             (2)             --              (5)             --
    Asset fee @ 1.20% rate .....................             (6)             --             (26)             --
    Asset fee @ 1.25% rate .....................             (6)             --              --              --
    Asset fee @ 1.30% rate .....................             (1)             --              (4)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (136,059)           (469)       (211,481)          1,301
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        597,638              --       1,051,542               8
 Cost of mutual fund shares sold ...............       (673,390)             --      (1,137,377)             (8)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        (75,752)             --         (85,835)             --
 Change in unrealized gain (loss) on investments      4,326,733           9,743        (156,268)         25,274
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      4,250,981           9,743        (242,103)         25,274
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        458,139              --         341,298              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,573,061           9,274        (112,286)         26,575
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     34,076,956         933,456      47,098,256         953,722
 Transfers between funds .......................      2,552,479           7,668       4,855,602         104,635
 Redemptions ...................................       (796,810)            (27)     (1,267,689)           (199)
 Contingent deferred sales charges (note 2) ....        (15,293)             --         (14,711)             --
 Adjustments to maintain reserves ..............             (7)           (138)              6            (358)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     35,817,325         940,959      50,671,464       1,057,800
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     40,390,386         950,233      50,559,178       1,084,375
Contract owners' equity beginning of period ....        950,233              --       1,084,375              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 41,340,619         950,233      51,643,553       1,084,375
                                                   ============    ============    ============    ============


                                                             VEWrldEMkt                     VEWrldHAs
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         10,120              --           2,513              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (15,766)           (204)         (8,058)            (79)
    Asset fee @ 1.00% rate .....................        (11,953)           (380)         (3,644)            (15)
    Asset fee @ 1.05% rate .....................         (2,830)             (6)         (1,503)            (17)
    Asset fee @ 1.10% rate .....................             --              --              (5)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................            (14)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................        (20,443)           (590)        (10,697)           (111)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,437,687         505,309       1,320,656              --
 Cost of mutual fund shares sold ...............     (1,801,946)       (492,562)     (1,839,705)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (364,259)         12,747        (519,049)             --
 Change in unrealized gain (loss) on investments       (898,926)          4,143         (85,920)          3,319
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (1,263,185)         16,890        (604,969)          3,319
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................          8,995              --          61,720              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,274,633)         16,300        (553,946)          3,208
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      5,631,777       1,193,031       2,371,551         178,412
 Transfers between funds .......................       (119,473)       (549,841)        111,448          38,553
 Redemptions ...................................       (159,609)         (1,956)       (100,995)             --
 Contingent deferred sales charges (note 2) ....           (976)             --            (454)             --
 Adjustments to maintain reserves ..............            120               2            (228)              6
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................      5,351,839         641,236       2,381,322         216,971
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      4,077,206         657,536       1,827,376         220,179
Contract owners' equity beginning of period ....        657,536              --         220,179              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........      4,734,742         657,536       2,047,555         220,179
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                            VKMSRESec                         WPGrinc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     10,631          19,701         108,063           1,508
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (67,026)           (302)        (39,367)            (61)
    Asset fee @ 1.00% rate .....................        (39,789)           (166)        (19,708)           (130)
    Asset fee @ 1.05% rate .....................         (7,635)            (77)         (6,454)            (28)
    Asset fee @ 1.10% rate .....................             (8)             --              (2)             --
    Asset fee @ 1.15% rate .....................             (2)             --              --              --
    Asset fee @ 1.20% rate .....................            (26)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (6)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (103,855)         19,156          42,526           1,289
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,342,798              --         492,211              --
 Cost of mutual fund shares sold ...............     (1,619,581)             --        (462,324)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (276,783)             --          29,887              --
 Change in unrealized gain (loss) on investments     (1,172,272)        (60,104)        416,403           6,055
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (1,449,055)        (60,104)        446,290           6,055
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        104,608          66,235              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,448,302)         25,287         488,816           7,344
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     17,955,980         917,137      11,279,862         402,032
 Transfers between funds .......................        861,422         117,890       1,072,048          25,646
 Redemptions ...................................       (416,792)             --        (178,134)             --
 Contingent deferred sales charges (note 2) ....         (1,112)             --          (1,134)             --
 Adjustments to maintain reserves ..............           (276)            (46)           (786)             (2)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     18,399,222       1,034,981      12,171,856         427,676
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     16,950,920       1,060,268      12,660,672         435,020
Contract owners' equity beginning of period ....      1,060,268              --         435,020              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 18,011,188       1,060,268      13,095,692         435,020
                                                   ============    ============    ============    ============


                                                              WPIntEq                        WPPVenCap
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         82,563           4,961              --              16
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (53,651)           (325)        (17,995)           (108)
    Asset fee @ 1.00% rate .....................        (28,614)           (112)         (9,221)           (177)
    Asset fee @ 1.05% rate .....................         (7,209)            (32)         (3,019)             (5)
    Asset fee @ 1.10% rate .....................             --              --              --              --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (6)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................         (6,911)          4,492         (30,241)           (274)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      2,101,509           5,961       1,184,605         447,873
 Cost of mutual fund shares sold ...............     (2,099,792)         (6,534)     (1,319,705)       (460,704)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........          1,717            (573)       (135,100)        (12,831)
 Change in unrealized gain (loss) on investments       (655,153)        (43,991)        268,939           2,023
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............       (653,436)        (44,564)        133,839         (10,808)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --          34,331              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       (660,347)         (5,741)        103,598         (11,082)
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     14,240,840         838,600       5,338,928         584,670
 Transfers between funds .......................      1,644,029         (19,613)      1,058,670        (427,813)
 Redemptions ...................................       (211,060)             --        (134,332)         (3,302)
 Contingent deferred sales charges (note 2) ....         (2,448)             --            (810)             --
 Adjustments to maintain reserves ..............           (112)             11              15              --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     15,671,249         818,998       6,262,471         153,555
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     15,010,902         813,257       6,366,069         142,473
Contract owners' equity beginning of period ....        813,257              --         142,473              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     15,824,159         813,257       6,508,542         142,473
                                                   ============    ============    ============    ============



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIPS);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class
                  (FidVIPHIS)
                Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                  Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                  Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0% after the purchase payment has been held in the contract for 84 months. On NEA Valuebuilder Select Roth IRA and BOA V Roth IRA contracts, for an additional charge of 0.15% of the daily net assets, such charge will decline to 0%, after the purchases payment has been held in the contract for 60 months.

         For all contracts, except BOA Exclusive II, which have elected a death benefit option at the time of application, the following long term care facility provisions also apply. Beginning at the third contract anniversary, surrender charges on withdrawals will not apply if a contract owner is diagnosed with a terminal illness or has been confined to a long term care facility or hospital for a continuous 90 day period which has commenced any time after the date of issue.

         No sales charges are deducted on BOA Exclusive II contracts and no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. Refer to the following table to determine the mortality and risk expense associated with each of the products offered in the Account:

                                                                      ASSET FEE RATE
                                          -----------------------------------------------------------------------
                                          0.95%   1.00%    1.05%   1.10%   1.15%   1.20%    1.25%   1.30%   1.35%
                                          -----   -----    -----   -----   -----   -----    -----   -----   -----
BOA Future/NEA Valuebuilder Future .......  X
  Optional long term care facility
  with a stepped up death benefit ................  X
  Optional long term care facility
  with a 5% enhanced death benefit ........................  X

BOA V/NEA Valuebuilder Select .....................................  X
  Optional long term care facility
  with a stepped up death benefit .........................................  X
  Optional long term care facility
  with a 5% enhanced death benefit ................................................  X

BOA Choice/BOA Vision II ..........................................................  X
  Optional long term care facility
  with a 5% enhanced death benefit .........................................................  X

BOA Exclusive II ..................................................................  X
  Optional long term care facility
  with a stepped up death benefit ..................................................................  X
  Optional long term care facility
  with a 5% enhanced death benefit ........................................................................  X

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                   ANNUAL
 Contract owners' equity represented by:                                UNITS      UNIT VALUE                     RETURN(b)
                                                                      ---------    -----------                    ---------
   Contracts in accumulation phase:

      Asset fee @ 0.95% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................................      954,865    $13.081019       $12,490,607     26%
            Non-tax qualified ....................................    1,156,159     13.081019        15,123,738     26%
         American Century VP -
         American Century VP International:
            Tax qualified ........................................    1,231,761     11.866841        14,617,112     18%
            Non-tax qualified ....................................    1,439,143     11.866841        17,078,081     18%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................................      628,798     10.689857         6,721,761      4%
            Non-tax qualified ....................................      591,188     10.689857         6,319,715      4%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................................      897,734     13.034607        11,701,610     28%
            Non-tax qualified ....................................      729,174     13.034607         9,504,497     28%
         Dreyfus Stock Index Fund:
            Tax qualified ........................................    6,530,360     13.135997        85,782,789     27%
            Non-tax qualified ....................................    6,930,101     13.135997        91,033,786     27%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................................      994,159     13.220513        13,143,292     29%
            Non-tax qualified ....................................    1,635,130     13.220513        21,617,257     29%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified ........................................    4,652,014     11.422130        53,135,909     10%
            Non-tax qualified ....................................    4,431,491     11.422130        50,617,066     10%
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified ........................................    2,225,770     13.848033        30,822,536     38%
            Non-tax qualified ....................................    1,962,518     13.848033        27,177,014     38%
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified ........................................    3,021,525      9.586675        28,966,378     (5)%
            Non-tax qualified ....................................    3,109,107      9.586675        29,805,998     (5)%
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified ........................................      630,058     11.047878         6,960,804     12%
            Non-tax qualified ....................................      759,889     11.047878         8,395,161     12%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified ........................................    2,868,661     12.812355        36,754,303     29%
            Non-tax qualified ....................................    2,993,987     12.812355        38,360,024     29%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................    2,015,088    12.826216    25,845,954     23%
            Non-tax qualified ...................    2,029,092    12.826216    26,025,572     23%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................      148,936     7.395794     1,101,500    (29)%
            Non-tax qualified ...................      152,995     7.395794     1,131,520    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    1,042,085    10.844036    11,300,407      7%
            Non-tax qualified ...................      927,751    10.844036    10,060,565      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    4,235,753    13.369463    56,629,743     29%
            Non-tax qualified ...................    4,697,136    13.369463    62,798,186     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................      237,366    11.588459     2,750,706     14%
            Non-tax qualified ...................      340,149    11.588459     3,941,803     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................      296,907    11.921445     3,539,560     18%
            Non-tax qualified ...................      382,578    11.921445     4,560,883     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    3,607,650    10.941842    39,474,336      8%
            Non-tax qualified ...................    3,232,045    10.941842    35,364,526      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................      656,370    10.701912     7,024,414      5%
            Non-tax qualified ...................      709,535    10.701912     7,593,381      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................    4,931,150    10.504509    51,799,310      4%
            Non-tax qualified ...................    5,513,782    10.504509    57,919,573      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      915,760    10.252876     9,389,174      2%
            Non-tax qualified ...................      934,096    10.252876     9,577,170      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................      171,632    10.919701     1,874,170     10%
            Non-tax qualified ...................      185,246    10.919701     2,022,831     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................      930,565     9.432351     8,777,416     (4)%
            Non-tax qualified ...................    1,021,664     9.432351     9,636,693     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................    1,269,546     9.617964    12,210,448      0%
            Non-tax qualified ...................    1,253,383     9.617964    12,054,993      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................      265,377    11.582258     3,073,665     14%
            Non-tax qualified ...................      223,704    11.582258     2,590,997     14%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................      345,847    10.090240     3,489,679     (1)%
            Non-tax qualified ...................      505,486    10.090240     5,100,475     (1)%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified ..................    8,225,066    11.979444    98,531,718     17%
            Non-tax qualified ..............    5,639,031    11.979444    67,552,456     17%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ..................      578,032    13.699229     7,918,593     30%
            Non-tax qualified ..............      609,746    13.699229     8,353,050     30%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ..................      436,579    16.144809     7,048,485     38%
            Non-tax qualified ..............      449,661    16.144809     7,259,691     38%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ..................    3,020,772    10.458607    31,593,067      3%
            Non-tax qualified ..............    2,842,880    10.458607    29,732,565      3%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ..................      787,398    10.609896     8,354,211     11%
            Non-tax qualified ..............      753,325    10.609896     7,992,700     11%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ..................      916,203    12.070167    11,058,723     23%
            Non-tax qualified ..............    1,094,091    12.070167    13,205,861     23%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ..................    1,242,544    10.639805    13,220,426      4%
            Non-tax qualified ..............    1,352,028    10.639805    14,385,314      4%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ..................      217,873     5.751082     1,253,005    (35)%
            Non-tax qualified ..............      279,325     5.751082     1,606,421    (35)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ..................       82,690     6.139717       507,693    (32)%
            Non-tax qualified ..............      115,681     6.139717       710,249    (32)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ..................      646,017     9.050353     5,846,682    (12)%
            Non-tax qualified ..............      606,338     9.050353     5,487,573    (12)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ..................      373,962    11.521372     4,308,555     11%
            Non-tax qualified ..............      328,455    11.521372     3,784,252     11%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ..................      479,917     9.865775     4,734,753      4%
            Non-tax qualified ..............      496,472     9.865775     4,898,081      4%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ..................      192,595    10.394476     2,001,924      5%
            Non-tax qualified ..............      209,056    10.394476     2,173,028      5%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................      583,554    13.073386     7,629,027     26%
            Non-tax qualified ...................      612,111    13.073386     8,002,363     26%
         American Century VP -
         American Century VP International:
            Tax qualified .......................      667,671    11.859906     7,918,515     18%
            Non-tax qualified ...................      795,739    11.859906     9,437,390     18%
         American Century VP -
         American Century VP Value:
            Tax qualified .......................      355,592    10.683601     3,799,003      4%
            Non-tax qualified ...................      298,758    10.683601     3,191,811      4%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................      570,245    13.026995     7,428,579     28%
            Non-tax qualified ...................      538,134    13.026995     7,010,269     28%
         Dreyfus Stock Index Fund:
            Tax qualified .......................    4,403,681    13.128325    57,812,955     27%
            Non-tax qualified ...................    4,086,832    13.128325    53,653,259     27%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................      620,733    13.212796     8,201,618     29%
            Non-tax qualified ...................      689,993    13.212796     9,116,737     29%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    3,163,281    11.415454    36,110,289     10%
            Non-tax qualified ...................    3,558,258    11.415454    40,619,131     10%
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    1,633,140    13.839948    22,602,573     38%
            Non-tax qualified ...................    1,450,527    13.839948    20,075,218     38%
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................    1,716,342     9.581067    16,444,388     (5)%
            Non-tax qualified ...................    1,953,504     9.581067    18,716,653     (5)%
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................      390,759    11.041416     4,314,533     12%
            Non-tax qualified ...................      364,389    11.041416     4,023,371     12%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    1,744,153    12.804877    22,333,665     29%
            Non-tax qualified ...................    1,750,402    12.804877    22,413,682     29%
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................    1,566,691    12.818700    20,082,942     23%
            Non-tax qualified ...................    1,701,741    12.818700    21,814,107     23%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................        50,958     7.391460      376,654    (29)%
            Non-tax qualified ...................        56,822     7.391460      419,998    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................       724,101    10.837697    7,847,587      7%
            Non-tax qualified ...................       641,839    10.837697    6,956,057      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................     2,719,427    13.361662   36,336,064     29%
            Non-tax qualified ...................     2,067,286    13.361662   27,622,377     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................       182,603    11.581699    2,114,853     14%
            Non-tax qualified ...................       263,284    11.581699    3,049,276     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       209,682    11.914478    2,498,252     18%
            Non-tax qualified ...................       265,967    11.914478    3,168,858     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................     2,389,465    10.935440   26,129,851      8%
            Non-tax qualified ...................     2,162,208    10.935440   23,644,696      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................       563,880    10.695657    6,031,067      5%
            Non-tax qualified ...................       507,316    10.695657    5,426,078      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................     3,146,947    10.498325   33,037,672      4%
            Non-tax qualified ...................     2,859,923    10.498325   30,024,401      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................       628,805    10.246882    6,443,291      2%
            Non-tax qualified ...................       548,001    10.246882    5,615,302      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................       124,451    10.913315    1,358,173     10%
            Non-tax qualified ...................       125,175    10.913315    1,366,074     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................       502,680     9.426837    4,738,682     (4)%
            Non-tax qualified ...................       467,220     9.426837    4,404,407     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................       832,015     9.612340    7,997,611      0%
            Non-tax qualified ...................       830,194     9.612340    7,980,107      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       105,819    11.575478    1,224,906     13%
            Non-tax qualified ...................       115,940    11.575478    1,342,061     13%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................       134,335    10.084334    1,354,679     (1)%
            Non-tax qualified ...................       239,315    10.084334    2,413,332     (1)%
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................     4,784,644    11.972436   57,283,844     17%
            Non-tax qualified ...................     3,784,283    11.972436   45,307,086     17%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ................      519,550    13.691238     7,113,283     30%
            Non-tax qualified ............      425,826    13.691238     5,830,085     30%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ................      347,143    16.135377     5,601,283     38%
            Non-tax qualified ............      372,662    16.135377     6,013,042     38%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ................    1,949,091    10.452498    20,372,870      3%
            Non-tax qualified ............    1,997,553    10.452498    20,879,419      3%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ................      395,607    10.603692     4,194,895     11%
            Non-tax qualified ............      446,338    10.603692     4,732,831     11%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ................      587,304    12.063121     7,084,719     23%
            Non-tax qualified ............      591,561    12.063121     7,136,072     23%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ................      825,742    10.633592     8,780,604      4%
            Non-tax qualified ............    1,013,404    10.633592    10,776,125      4%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ................      141,469     5.747723       813,125    (35)%
            Non-tax qualified ............      104,323     5.747723       599,620    (35)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ................       69,784     6.136113       428,203    (32)%
            Non-tax qualified ............       36,296     6.136113       222,716    (32)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ................      372,172     9.045055     3,366,316    (13)%
            Non-tax qualified ............      250,104     9.045055     2,262,204    (13)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ................      150,366    11.514627     1,731,408     11%
            Non-tax qualified ............      193,659    11.514627     2,229,911     11%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ................      216,678     9.860001     2,136,445      4%
            Non-tax qualified ............      284,936     9.860001     2,809,469      4%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ................       92,766    10.388404       963,691      5%
            Non-tax qualified ............       59,430    10.388404       617,383      5%

                                                                     (Continued)

      Asset fee @ 1.05% rate:

American Century VP -
American Century VP Income & Growth:
   Tax qualified .......................     81,928    13.065728     1,070,449     26%
   Non-tax qualified ...................    128,629    13.065728     1,680,632     26%
American Century VP -
American Century VP International:
   Tax qualified .......................     99,298    11.852979     1,176,977     18%
   Non-tax qualified ...................    165,809    11.852979     1,965,331     18%
American Century VP -
American Century VP Value:
   Tax qualified .......................     77,126    10.677353       823,502      4%
   Non-tax qualified ...................     72,329    10.677353       772,282      4%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .......................     89,640    13.019372     1,167,057     28%
   Non-tax qualified ...................    135,100    13.019372     1,758,917     28%
Dreyfus Stock Index Fund:
   Tax qualified .......................    783,466    13.120640    10,279,575     27%
   Non-tax qualified ...................    913,818    13.120640    11,989,877     27%
Dreyfus VIF -
Capital Appreciation Portfolio:
   Tax qualified .......................    131,684    13.205079     1,738,898     29%
   Non-tax qualified ...................    246,123    13.205079     3,250,074     29%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
   Tax qualified .......................    524,588    11.408770     5,984,904     10%
   Non-tax qualified ...................    864,765    11.408770     9,865,905     10%
Fidelity VIP - Growth Portfolio -
Service Class:
   Tax qualified .......................    253,263    13.831860     3,503,098     38%
   Non-tax qualified ...................    343,224    13.831860     4,747,426     38%
Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .......................    376,294     9.575458     3,603,187     (5)%
   Non-tax qualified ...................    598,620     9.575458     5,732,061     (5)%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .......................     91,010    11.034969     1,004,293     11%
   Non-tax qualified ...................    137,943    11.034969     1,522,197     11%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .......................    214,618    12.797393     2,746,551     29%
   Non-tax qualified ...................    446,178    12.797393     5,709,915     29%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .......................    231,845    12.811215     2,970,216     23%
   Non-tax qualified ...................    295,189    12.811215     3,781,730     23%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................      9,703     7.387124       71,677    (29)%
            Non-tax qualified ...................     19,124     7.387124      141,271    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    123,286    10.831355    1,335,354      7%
            Non-tax qualified ...................    149,449    10.831355    1,618,735      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    391,203    13.353842    5,224,063     29%
            Non-tax qualified ...................    499,622    13.353842    6,671,873     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................     32,573    11.574924      377,030     14%
            Non-tax qualified ...................     46,558    11.574924      538,905     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................     52,138    11.907510      620,834     18%
            Non-tax qualified ...................     52,521    11.907510      625,394     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    425,444    10.929045    4,649,697      8%
            Non-tax qualified ...................    578,467    10.929045    6,322,092      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................    168,923    10.689393    1,805,684      5%
            Non-tax qualified ...................    196,834    10.689393    2,104,036      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................    773,874    10.492136    8,119,591      4%
            Non-tax qualified ...................    932,153    10.492136    9,780,276      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................    180,699    10.240891    1,850,519      2%
            Non-tax qualified ...................    200,225    10.240891    2,050,482      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................     20,280    10.906928      221,192     10%
            Non-tax qualified ...................     35,289    10.906928      384,895     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................     73,139     9.421309      689,065     (4)%
            Non-tax qualified ...................    149,068     9.421309    1,404,416     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................    103,212     9.606706      991,527      0%
            Non-tax qualified ...................    182,983     9.606706    1,757,864      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................     28,004    11.568711      323,970     13%
            Non-tax qualified ...................     14,539    11.568711      168,197     13%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................     36,418    10.078441      367,037     (1)%
            Non-tax qualified ...................     85,804    10.078441      864,771     (1)%
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    705,982    11.965436    8,447,382     17%
            Non-tax qualified ...................    695,165    11.965436    8,317,952     17%

                                                                     (Continued)

Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified ................     66,839    13.683246      914,574     30%
   Non-tax qualified ............    161,709    13.683246    2,212,704     30%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified ................     41,741    16.125954      673,113     38%
   Non-tax qualified ............    107,495    16.125954    1,733,459     38%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified ................    269,744    10.446379    2,817,848      3%
   Non-tax qualified ............    330,876    10.446379    3,456,456      3%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified ................     75,188    10.597477      796,803     11%
   Non-tax qualified ............    118,302    10.597477    1,253,703     11%
Oppenheimer VAF - Growth Fund:
   Tax qualified ................    110,392    12.056049    1,330,891     23%
   Non-tax qualified ............    122,036    12.056049    1,471,272     23%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified ................    155,966    10.627355    1,657,506      4%
   Non-tax qualified ............    254,947    10.627355    2,709,412      4%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ................     31,317     5.744349      179,896    (35)%
   Non-tax qualified ............     46,981     5.744349      269,875    (35)%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified ................     10,468     6.132522       64,195    (32)%
   Non-tax qualified ............     17,880     6.132522      109,649    (32)%
Van Kampen American Capital LIT -
Morgan Stanley Real Estate
Securities Portfolio:
   Tax qualified ................     40,468     9.039759      365,821    (13)%
   Non-tax qualified ............     71,613     9.039759      647,364    (13)%
Warburg Pincus Trust -
Growth & Income Portfolio:
   Tax qualified ................     18,436    11.507907      212,160     11%
   Non-tax qualified ............     71,280    11.507907      820,284     11%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ................     43,919     9.854235      432,788      4%
   Non-tax qualified ............     82,462     9.854235      812,600      4%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ................     32,373    10.382320      336,107      5%
   Non-tax qualified ............     39,431    10.382320      409,385      5%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................     7,515    12.515499     94,054    25%(a)
            Non-tax qualified ...................       411    12.515499      5,144    25%(a)
         American Century VP -
         American Century VP International:
            Non-tax qualified ...................     1,791    12.062037     21,603    21%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified .......................       360    11.279817      4,061    13%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................    10,035    12.784895    128,296    28%(a)
            Non-tax qualified ...................       706    12.784895      9,026    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    29,563    12.464249    368,481    25%(a)
            Non-tax qualified ...................     1,760    12.464249     21,937    25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................    19,433    12.389971    240,774    24%(a)
            Non-tax qualified ...................       366    12.389971      4,535    24%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................     8,946    11.809798    105,650    18%(a)
            Non-tax qualified ...................       384    11.809798      4,535    18%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    17,524    12.914475    226,313    29%(a)
            Non-tax qualified ...................       382    12.914475      4,933    29%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................     7,652    10.530579     80,580     5%(a)
            Non-tax qualified ...................        71    10.530579        748     5%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................       171    12.187321      2,084    22%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    12,351    12.797152    158,058    28%(a)
            Non-tax qualified ...................        54    12.797152        691    28%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................     3,636    12.309512     44,757    23%(a)
            Non-tax qualified ...................       534    12.309512      6,573    23%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................        18    11.395495        205    14%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................     2,359    10.677473     25,188     7%(a)

                                                                     (Continued)

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    12,023    12.439602    149,561    24%(a)
            Non-tax qualified ...................     1,118    12.439602     13,907    24%(a)
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................        17    11.846282        201    18%(a)
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       586    12.212250      7,156    22%(a)
            Non-tax qualified ...................        86    12.212250      1,050    22%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................     9,774     9.853072     96,304    (1)%(a)
            Non-tax qualified ...................       345     9.853072      3,399    (1)%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        85    10.339812        879     3%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................     9,288    10.095781     93,770     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................       338    10.245831      3,463     2%(a)
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................     1,248    12.253848     15,293    23%(a)
            Non-tax qualified ...................        36    12.253848        441    23%(a)
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................     1,427    12.964349     18,500    30%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................     1,394    12.123056     16,900    21%(a)
            Non-tax qualified ...................        89    12.123056      1,079    21%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       896    12.668723     11,351    27%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................       184    13.028676      2,397    30%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    24,285    11.993303    291,257    20%(a)
            Non-tax qualified ...................     1,477    11.993303     17,714    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .......................     1,095    12.887023     14,111    29%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified .......................       318    14.077949      4,477    41%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................     2,949    11.858021     34,969    19%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .......................     1,583    13.191805     20,883    32%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified .......................       591    13.244991      7,828    32%(a)
            Non-tax qualified ...................       199    13.244991      2,636    32%(a)

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .......................    4,829    12.340636    59,593    23%(a)
            Non-tax qualified ...................      274    12.340636     3,381    23%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .......................       18    12.634284       227    26%(a)
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .......................      489     9.918535     4,850    (1)%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .......................      883    10.411332     9,193     4%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .......................      252    11.896081     2,998    19%(a)
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .......................        2    11.551939        23    16%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................       61    12.839012       783    28%(a)
      Asset fee @ 1.15% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................    1,887    12.513926    23,614    25%(a)
            Non-tax qualified ...................    1,522    12.513926    19,046    25%(a)
         American Century VP -
         American Century VP International:
            Tax qualified .......................    1,080    12.060517    13,025    21%(a)
            Non-tax qualified ...................      698    12.060517     8,418    21%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified .......................        9    11.278389       102    13%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................    2,027    12.783289    25,912    28%(a)
            Non-tax qualified ...................      662    12.783289     8,463    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    6,396    12.462691    79,711    25%(a)
            Non-tax qualified ...................      964    12.462691    12,014    25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................    2,784    12.388419    34,489    24%(a)
            Non-tax qualified ...................    1,343    12.388419    16,638    24%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    1,580    11.808307    18,657    18%(a)
            Non-tax qualified ...................      324    11.808307     3,826    18%(a)

                                                                     (Continued)

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................      667    12.912859     8,613    29%(a)
            Non-tax qualified ...................      670    12.912859     8,652    29%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................      852    10.529250     8,971     5%(a)
            Non-tax qualified ...................      168    10.529250     1,769     5%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................      221    12.185792     2,693    22%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    1,632    12.795546    20,882    28%(a)
            Non-tax qualified ...................      887    12.795546    11,350    28%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................       52    12.307964       640    23%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................      798    10.676123     8,520     7%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    2,994    12.438039    37,239    24%(a)
            Non-tax qualified ...................      573    12.438039     7,127    24%(a)
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................       58    11.844786       687    18%(a)
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       97    12.210713     1,184    22%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    2,196     9.851828    21,635    (1)%(a)
            Non-tax qualified ...................      346     9.851828     3,409    (1)%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        2    10.338506        21     3%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................       99    10.094495       999     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      367    10.244538     3,760     2%(a)
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................       81    12.252304       992    23%(a)
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................      757    12.962717     9,813    30%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................       67    12.121529       812    21%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       52    12.667131       659    27%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................      283    13.027042     3,687    30%(a)

         Nationwide SAT - Total Return Fund:
            Tax qualified ...................     4,692    11.991803     56,266    20%(a)
            Non-tax qualified ...............       645    11.991803      7,735    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ...................       110    12.885403      1,417    29%(a)
            Non-tax qualified ...............         2    12.885403         26    29%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ...................       120    14.076184      1,689    41%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ...................       392    11.856528      4,648    19%(a)
            Non-tax qualified ...............       110    11.856528      1,304    19%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ...................       461    13.190143      6,081    32%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified ...................       206    13.243332      2,728    32%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ...................     1,075    12.339083     13,265    23%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ...................        20    12.632701        253    26%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ...................       227    10.410018      2,363     4%(a)
      Asset fee @ 1.20% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ...................     1,366    12.431326     16,981    24%(a)
            Non-tax qualified ...............     1,176    12.431326     14,619    24%(a)
         American Century VP -
         American Century VP International:
            Non-tax qualified ...............       223    10.904652      2,432     9%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified ...................         3    11.497731         34    15%(a)
            Non-tax qualified ...............     1,306    11.497731     15,016    15%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ...................       925    12.758878     11,802    28%(a)
            Non-tax qualified ...............     2,098    12.758878     26,768    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified ...................     3,618    12.367188     44,744    24%(a)
            Non-tax qualified ...............    26,086    12.367188    322,610    24%(a)

                                                                     (Continued)

         Dreyfus VIF --
         Capital Appreciation Portfolio:
            Tax qualified .......................       390    12.207586      4,761    22%(a)
            Non-tax qualified ...................     2,910    12.207586     35,524    22%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................     3,974    11.850451     47,094    19%(a)
            Non-tax qualified ...................       776    11.850451      9,196    19%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    10,429    13.015101    135,734    30%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................       991    10.384114     10,291     4%(a)
            Non-tax qualified ...................     1,251    10.384114     12,991     4%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................     3,385    11.296846     38,240    13%(a)
            Non-tax qualified ...................       811    11.296846      9,162    13%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................     1,641    12.602507     20,681    26%(a)
            Non-tax qualified ...................    10,719    12.602507    135,086    26%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................         1    12.421717         12    24%(a)
            Non-tax qualified ...................     2,338    12.421717     29,042    24%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax qualified ...................       593    11.400149      6,760    14%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................         2    10.772545         22     8%(a)
            Non-tax qualified ...................       842    10.772545      9,070     8%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................        35    12.392954        434    24%(a)
            Non-tax qualified ...................     2,724    12.392954     33,758    24%(a)
         Nationwide SAT - Equity Income Fund:
            Non-tax qualified ...................     1,552    11.927845     18,512    19%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................        10    10.174058        102     2%(a)
            Non-tax qualified ...................     1,172    10.174058     11,924     2%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        19    10.558563        201     6%(a)
            Non-tax qualified ...................     1,154    10.558563     12,185     6%(a)
         Nationwide SAT - Money Market Fund:
            Non-tax qualified ...................    48,756    10.126097    493,708     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Non-tax qualified ...................     1,706    10.475252     17,871     5%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .....................    1,749    12.586199    22,013    26%(a)
            Non-tax qualified .................    1,878    12.586199    23,637    26%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .....................        3    12.016781        36    20%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .....................      853    12.477330    10,643    25%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .....................      335    11.968910     4,010    20%(a)
            Non-tax qualified .................    2,349    11.968910    28,115    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .....................       29    12.307946       357    23%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Non-tax qualified .................    1,744    13.702754    23,898    37%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .....................      874    11.821068    10,332    18%(a)
            Non-tax qualified .................    1,913    11.821068    22,614    18%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .....................       47    12.961315       609    30%(a)
            Non-tax qualified .................    1,383    12.961315    17,925    30%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified .....................        1    12.752843        13    28%(a)
            Non-tax qualified .................    2,543    12.752843    32,430    28%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .....................      806    12.149185     9,792    21%(a)
            Non-tax qualified .................    1,940    12.149185    23,569    21%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax qualified .................    1,018    12.101814    12,320    21%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .....................        3    10.740684        32     7%(a)
            Non-tax qualified .................    2,201    10.740684    23,640     7%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .....................       25    11.688738       292    17%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .....................        3    12.739606        38    27%(a)

                                                                     (Continued)

Asset fee @ 1.25% rate:
   American Century VP --
   American Century VP Value:
      Non-tax qualified ...................      322    11.495807     3,702    15%(a)
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified .......................    1,342    12.756741    17,120    28%(a)
   Dreyfus Stock Index Fund:
      Tax qualified .......................    1,241    12.365124    15,345    24%(a)
      Non-tax qualified ...................    1,686    12.365124    20,848    24%(a)
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
      Tax qualified .......................      739    11.848469     8,756    18%(a)
      Non-tax qualified ...................    1,549    11.848469    18,353    18%(a)
   Fidelity VIP - Growth Portfolio -
   Service Class:
      Tax qualified .......................       41    13.012933       534    30%(a)
      Non-tax qualified ...................    1,201    13.012933    15,629    30%(a)
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified .......................      154    11.398245     1,755    14%(a)
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified .......................      203    12.390885     2,515    24%(a)
   Nationwide SAT - Global Equity Fund:
      Tax qualified .......................      155    11.745400     1,821    17%(a)
      Non-tax qualified ...................      143    11.745400     1,680    17%(a)
   Nationwide SAT - Government Bond Fund:
      Tax qualified .......................      997    10.172348    10,142     2%(a)
      Non-tax qualified ...................      598    10.172348     6,083     2%(a)
   Nationwide SAT - High Income Bond Fund:
      Non-tax qualified ...................      151    10.556787     1,594     6%(a)
   Nationwide SAT - Multi Sector Bond Fund:
      Non-tax qualified ...................      153    10.473496     1,602     5%(a)
   Nationwide SAT - Small Cap Value Fund:
      Non-tax qualified ...................      310    12.584102     3,901    26%(a)
   Nationwide SAT - Total Return Fund:
      Tax qualified .......................    1,038    11.966903    12,422    20%(a)
      Non-tax qualified ...................      137    11.966903     1,639    20%(a)
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified .......................        7    11.819096        83    18%(a)
      Non-tax qualified ...................      789    11.819096     9,325    18%(a)
   Oppenheimer VAF -
   Aggressive Growth Fund:
      Tax qualified .......................      147    12.959156     1,905    30%(a)
      Non-tax qualified ...................      678    12.959156     8,786    30%(a)
   Oppenheimer VAF - Growth Fund:
      Tax qualified .......................      482    12.750719     6,146    28%(a)

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .......................        9    12.147153       109    21%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .......................      499    11.686779     5,832    17%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................      487    12.737475     6,203    27%(a)
      Asset fee @ 1.30% rate:
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................      571    12.754610     7,283    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    1,040    12.363055    12,858    24%(a)
         Dreyfus VIF  -
         Capital Appreciation Portfolio:
            Tax qualified .......................      343    12.203505     4,186    22%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    2,008    11.846486    23,788    18%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................      123    13.010755     1,600    30%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................      169    12.598299     2,129    26%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    1,074    10.768931    11,566     8%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................      144    10.170644     1,465     2%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      115    10.471735     1,204     5%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................        4    12.012761        48    20%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................      134    12.459415     1,670    25%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................        3    12.473162        37    25%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    1,548    11.964909    18,522    20%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................        3    11.817120        35    18%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .......................      415    12.956986     5,377    30%(a)

                                                                     (Continued)

         Oppenheimer VAF - Growth Fund:
            Tax qualified .....................      102           12.748581                1,300       27%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .....................      367           12.145122                4,457       21%(a)
      Asset fee @ 1.35% rate:
         American Century VP -
         American Century VP International:
            Tax qualified .....................      272           12.054452                3,279       21%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .....................      311           12.456413                3,874       25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .....................      259           12.382184                3,207       24%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .....................      295           10.523939                3,105        5%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .....................       51           12.431774                  634       24%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .....................    4,169           10.089342               42,062        1%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .....................      265           11.985762                3,176       20%(a)
                                                   =====           =========
                                                                                   $2,588,796,935
                                                                                   ==============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for the year then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the year then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio

February 5, 1999